Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	3,054,230	2,792,427
Series 2017-20E Class 1
05/01/2037	2.880%	280,501	258,883
Series 2017-20F Class 1
06/01/2037	2.810%	2,255,042	2,066,957
Series 2017-20G Class 1
07/01/2037	2.980%	2,013,829	1,864,612
Series 2017-20H Class 1
08/01/2037	2.750%	1,876,165	1,707,145
Series 2017-20I Class 1
09/01/2037	2.590%	2,808,436	2,587,068
Total Asset-Backed Securities — Agency (Cost $12,288,203)			11,277,092

Corporate Bonds & Notes 52.0%

Aerospace & Defense 3.2%
Arconic, Inc.
02/01/2037	5.950%	4,695,000	4,250,342
BAE Systems PLC(a)
02/15/2031	1.900%	14,330,000	10,854,202
Boeing Co. (The)
05/01/2034	3.600%	7,597,000	5,699,687
08/01/2059	3.950%	14,350,000	8,956,601
Northrop Grumman Corp.
06/01/2043	4.750%	735,000	645,825
10/15/2047	4.030%	6,765,000	5,367,781
United Technologies Corp.
06/01/2042	4.500%	5,900,000	5,092,043
11/01/2046	3.750%	7,653,000	5,758,396
Total			46,624,877
Automotive 0.2%
General Motors Co.
04/01/2048	5.400%	2,835,000	2,235,949
Banking 10.1%
Bank of America Corp.(b)
07/23/2031	1.898%	7,890,000	5,877,295
10/24/2031	1.922%	15,105,000	11,179,574
02/04/2033	2.972%	23,022,000	18,035,327
Subordinated
09/21/2036	2.482%	4,255,000	3,078,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(b)
06/03/2031	2.572%	15,573,000	12,266,883
01/25/2033	3.057%	10,172,000	8,021,368
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	28,960,000	21,876,183
HSBC Holdings PLC(b)
05/24/2032	2.804%	11,582,000	8,515,615
11/22/2032	2.871%	9,308,000	6,787,487
JPMorgan Chase & Co.(b)
04/22/2032	2.580%	2,285,000	1,768,366
11/15/2048	3.964%	12,044,000	9,018,444
04/22/2052	3.328%	8,093,000	5,296,648
Morgan Stanley(b)
07/21/2032	2.239%	11,094,000	8,342,124
10/20/2032	2.511%	24,000	18,370
Subordinated
09/16/2036	2.484%	1,390,000	996,032
04/20/2037	5.297%	5,960,000	5,370,888
Wells Fargo & Co.(b)
07/25/2033	4.897%	10,830,000	9,962,250
04/25/2053	4.611%	11,241,000	9,131,626
Total			145,542,955
Cable and Satellite 2.1%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	7,010,000	5,113,688
06/30/2062	3.950%	6,723,000	3,995,518
04/01/2063	5.500%	10,163,000	7,741,614
Comcast Corp.
11/01/2056	2.937%	11,385,000	6,796,725
NBCUniversal Media LLC
01/15/2043	4.450%	7,282,000	6,070,523
Total			29,718,068
Construction Machinery 0.4%
Caterpillar, Inc.
09/19/2049	3.250%	2,755,000	2,033,145
United Rentals North America, Inc.
02/15/2031	3.875%	4,075,000	3,317,344
Total			5,350,489
Diversified Manufacturing 1.1%
Carrier Global Corp.
04/05/2050	3.577%	9,245,000	6,389,273
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	8,599,000	7,713,632
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	6.623%	2,185,000	2,050,404
Total			16,153,309
Electric 6.8%
AEP Texas, Inc.
01/15/2050	3.450%	12,460,000	8,473,423
AES Corp. (The)
01/15/2031	2.450%	4,330,000	3,318,419
Berkshire Hathaway Energy Co.(a)
05/01/2053	4.600%	4,670,000	3,960,948
CenterPoint Energy, Inc.
09/01/2049	3.700%	4,290,000	3,076,228
Dominion Energy, Inc.
08/15/2052	4.850%	5,925,000	5,058,797
Dominion Resources, Inc.
12/01/2044	4.700%	5,510,000	4,636,776
DTE Energy Co.
06/15/2029	3.400%	4,952,000	4,332,589
Duke Energy Corp.
08/15/2052	5.000%	18,820,000	16,075,505
Emera US Finance LP
06/15/2046	4.750%	3,340,000	2,626,095
Eversource Energy
08/15/2030	1.650%	6,764,000	5,110,458
01/15/2050	3.450%	4,737,000	3,295,893
Exelon Corp.(a)
03/15/2052	4.100%	8,365,000	6,469,444
Georgia Power Co.
03/15/2042	4.300%	14,365,000	11,468,674
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	1,380,000	1,097,244
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,410,000	7,654,985
Southern California Edison Co.
04/01/2047	4.000%	865,000	632,224
03/01/2048	4.125%	2,200,000	1,634,698
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	919,388
Xcel Energy, Inc.
12/01/2049	3.500%	11,550,000	8,200,218
Total			98,042,006
Environmental 0.6%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	5,905,000	4,986,427
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Connections, Inc.
01/15/2032	2.200%	4,295,000	3,336,683
Total			8,323,110
Food and Beverage 2.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	18,185,000	15,760,733
Bacardi Ltd.(a)
05/15/2038	5.150%	9,541,000	8,279,398
05/15/2048	5.300%	1,375,000	1,171,196
Kraft Heinz Foods Co.
06/01/2046	4.375%	11,426,000	8,900,666
Total			34,111,993
Health Care 1.9%
Becton Dickinson and Co.
05/20/2050	3.794%	1,353,000	1,013,084
Cigna Corp.
12/15/2048	4.900%	4,859,000	4,208,578
03/15/2050	3.400%	2,175,000	1,475,687
CVS Health Corp.
07/20/2045	5.125%	10,305,000	9,019,014
03/25/2048	5.050%	490,000	431,363
HCA, Inc.(a)
03/15/2052	4.625%	11,934,000	8,978,789
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	2,860,947
Total			27,987,462
Healthcare Insurance 1.8%
Aetna, Inc.
08/15/2047	3.875%	4,360,000	3,211,802
Anthem, Inc.
08/15/2044	4.650%	3,500,000	3,007,451
Centene Corp.
12/15/2029	4.625%	2,197,000	1,973,673
02/15/2030	3.375%	3,679,000	3,007,719
08/01/2031	2.625%	2,650,000	2,006,106
UnitedHealth Group, Inc.
08/15/2039	3.500%	3,760,000	2,952,221
05/15/2062	4.950%	10,129,000	9,071,838
Total			25,230,810
Independent Energy 0.3%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	2,580,000	2,481,643
ConocoPhillips Co.
11/15/2044	4.300%	2,890,000	2,401,633
Total			4,883,276

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.8%
BP Capital Markets America, Inc.
03/17/2052	3.001%	1,780,000	1,151,465
Cenovus Energy, Inc.
02/15/2052	3.750%	6,384,000	4,326,085
Shell International Finance BV
11/26/2041	2.875%	7,684,000	5,390,187
Total Capital International SA
06/29/2060	3.386%	1,315,000	878,807
Total			11,746,544
Life Insurance 2.1%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	2,690,000	2,299,400
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	5,575,000	3,720,265
MetLife, Inc.
07/15/2052	5.000%	5,302,000	4,833,820
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	5,359,000	4,039,313
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	9,583,000	6,623,900
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	710,000	633,056
05/15/2050	3.300%	8,870,000	6,150,528
Voya Financial, Inc.
06/15/2046	4.800%	2,005,000	1,626,650
Total			29,926,932
Media and Entertainment 2.0%
Magallanes, Inc.(a)
03/15/2042	5.050%	6,089,000	4,557,583
03/15/2062	5.391%	17,250,000	12,504,248
Netflix, Inc.(a)
11/15/2029	5.375%	10,080,000	9,480,349
06/15/2030	4.875%	3,155,000	2,880,394
Total			29,422,574
Midstream 2.4%
Enterprise Products Operating LLC
03/15/2044	4.850%	2,314,000	1,934,199
01/31/2060	3.950%	5,523,000	3,801,504
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,345,000	1,089,810
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
02/15/2046	5.050%	10,245,000	8,388,541
MPLX LP
04/15/2048	4.700%	1,427,000	1,091,806
03/14/2052	4.950%	3,596,000	2,828,183
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	7,315,000	5,248,609
Western Gas Partners LP
03/01/2048	5.300%	402,000	329,954
08/15/2048	5.500%	1,530,000	1,242,227
Williams Companies, Inc. (The)
06/24/2044	5.750%	7,165,000	6,480,345
Williams Cos, Inc. (The)
08/15/2052	5.300%	1,864,000	1,633,000
Total			34,068,178
Natural Gas 0.9%
NiSource, Inc.
02/15/2043	5.250%	1,575,000	1,418,491
02/15/2044	4.800%	3,351,000	2,814,948
05/15/2047	4.375%	6,804,000	5,398,524
Sempra Energy
02/01/2048	4.000%	3,650,000	2,728,767
Total			12,360,730
Pharmaceuticals 2.5%
AbbVie, Inc.
11/06/2042	4.400%	5,075,000	4,213,414
06/15/2044	4.850%	8,291,000	7,230,447
11/14/2048	4.875%	884,000	776,238
11/21/2049	4.250%	1,779,000	1,427,497
Amgen, Inc.
03/01/2053	4.875%	5,436,000	4,787,213
02/22/2062	4.400%	8,534,000	6,637,698
Bristol-Myers Squibb Co.
03/15/2062	3.900%	5,117,000	3,875,172
Gilead Sciences, Inc.
10/01/2040	2.600%	6,300,000	4,178,792
10/01/2050	2.800%	4,580,000	2,823,933
Total			35,950,404
Property & Casualty 0.9%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	12,730,000	9,775,061
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	4,435,000	3,006,200
Total			12,781,261

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 1.1%
CSX Corp.
11/01/2046	3.800%	8,888,000	6,781,824
Norfolk Southern Corp.
08/15/2052	4.050%	3,285,000	2,537,213
Union Pacific Corp.
01/20/2063	5.150%	6,353,000	5,896,359
Total			15,215,396
Retailers 1.4%
Amazon.com, Inc.
04/13/2062	4.100%	9,325,000	7,483,258
Lowe’s Companies, Inc.
04/01/2062	4.450%	11,366,000	8,520,669
09/15/2062	5.800%	4,805,000	4,418,096
Total			20,422,023
Technology 3.6%
Apple, Inc.
08/08/2062	4.100%	8,395,000	6,882,897
Broadcom, Inc.(a)
11/15/2036	3.187%	10,137,000	6,941,092
Fidelity National Information Services, Inc.
03/01/2041	3.100%	1,670,000	1,110,570
07/15/2052	5.625%	1,672,000	1,485,218
Intel Corp.
08/12/2051	3.050%	8,795,000	5,626,093
International Business Machines Corp.
07/27/2052	4.900%	3,420,000	2,997,518
MSCI, Inc.(a)
11/01/2031	3.625%	5,850,000	4,703,093
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,255,000	1,045,144
01/15/2033	5.000%	4,846,000	4,345,965
02/15/2042	3.125%	3,530,000	2,243,605
Oracle Corp.
07/08/2034	4.300%	8,105,000	6,619,804
07/15/2046	4.000%	2,500,000	1,692,009
04/01/2050	3.600%	4,566,000	2,856,778
03/25/2061	4.100%	1,518,000	960,841
VeriSign, Inc.
06/15/2031	2.700%	3,740,000	2,919,779
Total			52,430,406
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%	3,520,000	2,344,694
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.4%
American Tower Corp.
06/15/2030	2.100%	7,470,000	5,716,201
Crown Castle International Corp.
01/15/2051	3.250%	1,340,000	852,733
T-Mobile US, Inc.
04/15/2050	4.500%	1,670,000	1,343,153
10/15/2052	3.400%	6,206,000	4,101,183
11/15/2060	3.600%	3,540,000	2,289,180
09/15/2062	5.800%	2,863,000	2,654,113
Vodafone Group PLC
02/19/2043	4.375%	3,205,000	2,454,368
Total			19,410,931
Wirelines 1.8%
AT&T, Inc.
12/01/2057	3.800%	26,408,000	17,868,082
Telefonica Emisiones SAU
03/06/2048	4.895%	6,755,000	4,986,611
Verizon Communications, Inc.
03/22/2051	3.550%	5,290,000	3,735,326
Total			26,590,019
Total Corporate Bonds & Notes (Cost $970,204,758)			746,874,396

Foreign Government Obligations(d) 0.8%

Mexico 0.8%
Mexico Government International Bond
08/14/2041	4.280%	16,440,000	12,031,337
Total Foreign Government Obligations (Cost $16,501,070)			12,031,337

U.S. Treasury Obligations 43.3%

U.S. Treasury
07/31/2024	3.000%	8,113,800	7,933,141
02/15/2036	4.500%	37,500,000	40,529,297
05/15/2038	4.500%	30,000,000	32,320,313
02/15/2039	3.500%	49,000,000	46,618,906
08/15/2040	3.875%	10,000,000	9,825,000
02/15/2041	4.750%	8,000,000	8,798,750
05/15/2041	4.375%	25,383,000	26,576,794
05/15/2042	3.250%	22,558,700	20,017,322
05/15/2043	2.875%	17,600,000	14,495,250
08/15/2044	3.125%	16,500,000	14,092,031
11/15/2044	3.000%	10,000,000	8,346,875
11/15/2045	3.000%	12,000,000	10,008,750
11/15/2047	2.750%	20,750,000	16,587,031
02/15/2048	3.000%	101,200,000	85,134,500
08/15/2049	2.250%	495,000	361,891
02/15/2050	2.000%	2,900,000	1,991,484

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2050	1.250%	22,250,000	12,442,617
08/15/2050	1.375%	19,610,000	11,349,288
11/15/2050	1.625%	24,800,000	15,383,750
02/15/2051	1.875%	22,000,000	14,557,813
05/15/2051	2.375%	2,600,000	1,944,313
05/15/2052	2.875%	102,497,900	85,922,068
U.S. Treasury(e)
05/15/2047	3.000%	122,157,900	102,173,631
U.S. Treasury(f)
STRIPS
02/15/2040	0.000%	38,410,800	19,753,054
11/15/2041	0.000%	13,661,000	6,238,701
05/15/2043	0.000%	19,069,000	8,127,416
Total U.S. Treasury Obligations (Cost $737,036,887)			621,529,986
Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(g),(h)	39,365,219	39,345,536
Total Money Market Funds (Cost $39,341,864)		39,345,536
Total Investments in Securities (Cost: $1,775,372,782)		1,431,058,347
Other Assets & Liabilities, Net		5,956,721
Net Assets		1,437,015,068

At September 30, 2022, securities and/or cash totaling $5,945,389 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,782	12/2022	USD	225,255,938	—	(17,702,206)
U.S. Ultra Treasury Bond	108	12/2022	USD	14,796,000	—	(476,560)
Total					—	(18,178,766)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(896)	12/2022	USD	(100,408,000)	4,697,350	—
U.S. Treasury 2-Year Note	(76)	12/2022	USD	(15,609,688)	255,762	—
U.S. Treasury 5-Year Note	(1)	12/2022	USD	(107,508)	3,659	—
U.S. Treasury Ultra 10-Year Note	(605)	12/2022	USD	(71,683,047)	4,543,579	—
Total					9,500,350	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $113,337,069, which represents 7.89% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(c)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	40,772,963	335,683,705	(337,118,000)	6,868	39,345,536	(17,800)	301,094	39,365,219
Abbreviation Legend
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Third Quarter Report 2022

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3QT7016_12_A01_(11/22)